Related Party Information (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA are reflected on our consolidated statements of operations as follows:

	2015	2014	2013
	(in millions)
Net sales	$762	$943	$904
Cost of goods sold	$463	$551	$631
Selling, general and administrative expenses	$161	$234	$275

	12/31/2015	12/31/2014
	(in millions)
Trade receivables	$14	$27
Trade payables	$136	$139

EXOR S.p.A. is a major investment holding company in Europe. Among other things, EXOR S.p.A. manages a portfolio that includes investments in FCA. On September 1, 2015, EXOR S.p.A. closed the sale of its interest in Cushman & Wakefield to DTZ. During the year ended December 31, 2015 and 2014, CNH Industrial purchased real estate services from Cushman & Wakefield. The related transaction amounts were insignificant during 2015 and 2014.

	2015	2014	2013
	(in millions)
Net sales	$700	$843	$718
Cost of goods sold	$430	$564	$505

	12/31/2015	12/31/2014
	(in millions)
Trade receivables	$72	$155
Trade payables	$156	$144